Property and Equipment, Net	6 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment from the company’s continuing operations consisted of the following at June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
	(unaudited)

Leasehold improvements	$-	$3,614
Office furniture and equipment	56,505	56,505
Total	56,505	60,119
Less: accumulated depreciation	(56,505)	(56,431)
Net	$-	$3,688

Depreciation expense for the six months ended June 30, 2024 and 2023 from the Company’s continuing operations were $ 677 and $4,689, respectively.

Depreciation expense for the three months ended June 30, 2024 and 2023 from the Company’s continuing operations were $238 and $2,268, respectively.

As of December 31, 2023, the net total property and equipment from discontinued operation (BEH) was $94,454, respectively.